                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
--------------------------------------------------------------------------------
  1.   Name and address of issuer:
       Papp America-Pacific Rim Fund, Inc.
       4400 N. 32nd Street, Suite 280
       Phoenix, Arizona 85108

--------------------------------------------------------------------------------
  2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
       the issuer, check the box but do not list series or classes):         [X]

       Papp America-Pacific Rim Fund, Inc.
       Common stock

--------------------------------------------------------------------------------
  3.   Investment Company Act File        811-8005
       Number:

       Securities Act File Number:   333-19235
--------------------------------------------------------------------------------
4(a).  Last day of fiscal year for which this notice is filed: December 31, 1997

--------------------------------------------------------------------------------
4(b).  [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)
--------------------------------------------------------------------------------
4(c).  [_] Check box if this is the last time the issuer will be filing this
           Form.

--------------------------------------------------------------------------------

  5.   Calculation of registration fee:
       (i)   Aggregate Sale price of securities sold during the                     $15,912,799
             fiscal year pursuant to section 24(f):

       (ii)  Aggregate price of securities redeemed or repurchased
             during the fiscal year:                                  $2,571,490

       (iii) Aggregate price of securities redeemed or repurchased
             during any prior fiscal year ending no earlier than      $0
             October 11, 1995 that were not previously used to
             reduce registration fees payable to the Commission:

       (iv)  Total available redemption credits [add Items 5(ii)                    -$2,571,490
             and 5(iii):

       (v)   Net sales - if item 5(i) is greater than Item 5(iv)                    $13,341,309
             [subtract Item 5(iv) from Item 5(i)]:

       --------------------------------------------------------------------------
       (vi)  Redemption credits available for use in future years
             -- if Item 5(i) is less than Item 5(iv) [subtract Item   $(     )
             5(iv) from Item 5(l)]:
       --------------------------------------------------------------------------
       (vii) Multiplier for determining registration fee (See                         x .000295
             Instruction C.9):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      (viii) Registration fee due [multiply Item 5(v) by              =$3,935.69
      Item 5(vii)] (enter "0" if no fee is due):
--------------------------------------------------------------------------------
      Prepaid Shares
  6.
      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____.
--------------------------------------------------------------------------------
  7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
--------------------------------------------------------------------------------
  8.  Total of the amount of the registration fee due plus             $3,935.69
      any interest due [line 5(viii) plus line 7]

--------------------------------------------------------------------------------
  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
      March 10, 1998

      Method of Delivery:
                       [X] Wire Transfer
                       [_] Mail or other means
--------------------------------------------------------------------------------
                                  SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)*  /s/ Robert L. Mueller
                               ---------------------------------
                                 Robert L. Mueller
                                 Vice President and Secretary
                               ---------------------------------

      Date  March 10, 1998
            -----------------

 *Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------